CONTRACT LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2019
CONTRACT LIABILITIES
Schedule of breakdown of contract liabilities, current

	2018	2019
Prepaid pulse reload vouchers	4,413	5,250
Material rights for contract renewal	65	76
Others	774	2,104
Total	5,252	7,430

Schedule of breakdown of contract liabilities, non-current

	2018	2019
IRU	258	327
Material rights for contract renewal	394	391
Others	—	87
Total	652	805